CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues, net of business tax, value-added tax and related surcharges	¥ 190,898	$ 27,765	¥ 330,977	¥ 455,042
Equipment leasing revenues	76,723	11,159	239,569	379,559
Services and other revenues	114,175	16,606	91,408	75,483
Cost of revenues	(171,136)	(24,891)	(232,979)	(286,543)
Gross profit	19,762	2,874	97,998	168,499
Operating expenses:
Selling expenses	(21,718)	(3,159)	(43,608)	(70,093)
General and administrative expenses	(291,854)	(42,448)	(237,646)	(205,908)
Impairment of long-lived assets	(5,433)	(790)	(28,600)	(61,124)
Operating loss	(299,243)	(43,523)	(211,856)	(168,626)
Interest expense (including interest expense to related party amounting to RMB15,073, RMB46,355 and RMB7,150 (US$1,040) for the years ended December 31, 2016, 2017 and 2018, respectively)	(46,232)	(6,724)	(89,959)	(89,327)
Foreign exchange gain, net	36,531	5,313	4,023	13,472
(Loss) gain on disposal of long-lived assets	4,711	685	(31,437)	(7,619)
Interest income	14,168	2,061	12,077	27,982
Changes in fair value of derivatives	0	0	0	713
Income (loss) from equity method investments	(20,747)	(3,018)	1,454	616
Gain on disposal of subsidiaries	3,341	486	58,913	0
Other income, net	34,206	4,975	2,890	18,191
Gain on disposal of an equity method investment	48,019	6,984	0	0
Loss before income tax	(225,246)	(32,761)	(253,895)	(204,598)
Income tax expenses	(34,051)	(4,953)	(31,789)	(60,486)
Net loss	(259,297)	(37,714)	(285,684)	(265,084)
Net loss attributable to noncontrolling interests	(24,422)	(3,552)	(1,364)	(3,217)
Net loss attributable to Concord Medical Services Holdings Limited	¥ (234,875)	$ (34,162)	¥ (284,320)	¥ (261,867)
Loss per share for Class A and Class B ordinary shares:
Basic and diluted | (per share)	¥ (2.76)	$ (0.40)	¥ (2.19)	¥ (2.00)
Weighted average number of class A and class B ordinary shares outstanding:
Basic and diluted	130,104,787	130,104,787	130,091,977	130,631,867
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation, net tax of nil	¥ (41,203)	$ (5,993)	¥ 40,550	¥ (41,394)
Total other comprehensive (loss) income, net of tax	(41,203)	(5,993)	40,550	(41,394)
Comprehensive loss	(300,500)	(43,707)	(245,134)	(306,478)
Comprehensive (loss) income attributable to noncontrolling interests	(22,902)	(3,331)	2,485	(6,740)
Comprehensive loss attributable to Concord Medical Services Holdings Limited	¥ (277,598)	$ (40,376)	¥ (247,619)	¥ (299,738)